Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	13 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years	7 years
Minimum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	2 years	2 years
Minimum [Member] | Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years	5 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years	3 years
Maximum [Member] | Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years	7 years
Maximum [Member] | Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	7 years	7 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years	5 years